Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2020
Summary of Financial Instruments Measured at Fair Value on Recurring Basis
The following table summarizes the Company’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2019 and June 30, 2020:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Short-term investments (i)	108,476	2,111,055	—	2,219,531

	As of June 30, 2020
	Level 1	Level 2	Level 3	Total
Assets
Short-term investments (i)	—	2,398,004	—	2,398,004

(i)
Short-term investments represented the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.